T. ROWE PRICE New York Tax-Free Bond Fund
May 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.8%
NEW YORK 95.8%
Albany County Airport Auth., 4.00%, 12/15/44  700 815
Albany County Airport Auth., Series A, 5.00%, 12/15/30  540 720
Albany County Airport Auth., Series B, 5.00%, 12/15/24 (1) 1,000 1,153
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (1) 1,000 1,188
Albany County Airport Auth., Series B, 5.00%, 12/15/26 (1) 1,000 1,222
Battery Park City Auth., Senior, 4.00%, 11/1/44  1,280 1,526
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/31 (2) 750 828
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/33 (2) 650 714
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/34 (2) 500 549
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/35 (2) 500 550
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  2,200 2,566
Broome County Local Dev., United Health Services Hosp., 4.00%,
4/1/50 (2) 3,500 4,033
Buffalo & Erie County Ind. Land Dev., Catholic Health System,
5.00%, 7/1/40  2,000 2,305
Buffalo & Erie County Ind. Land Dev., Catholic Health System,
5.25%, 7/1/35  530 618
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/43 (2) 600 712
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/48 (2) 1,700 2,002
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/44  450 514
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/49  1,700 1,921
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 1,620 1,848
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 1,000 1,133
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (3) 600 686
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 650 746
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (1)(3) 820 876
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(3) 1,500 1,678
Build New York City Resource, YMCA of Greater New York, 5.00%,
8/1/32 (Prerefunded 8/1/22) (4) 1,000 1,056
Build New York City Resource, YMCA of Greater New York, 5.00%,
8/1/42 (Prerefunded 8/1/22) (4) 2,000 2,113
Dormitory Auth. of the State of New York, Series A, 4.00%, 7/1/50  2,325 2,715
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/33  3,375 4,195
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/40  1,000 1,252
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/41  2,725 3,267
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/48  900 1,115

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series D, 4.00%,
2/15/39  2,000 2,380
Dormitory Auth. of the State of New York, Catholic Health System,
Series A, 4.00%, 7/1/40  650 749
Dormitory Auth. of the State of New York, Catholic Health System,
Series A, 5.00%, 7/1/41  1,100 1,362
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,663
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/28  500 523
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/34  360 375
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/42  450 468
Dormitory Auth. of the State of New York, Culinary Institute of
America, 6.00%, 7/1/38  200 201
Dormitory Auth. of the State of New York, Fordham Univ., 4.00%,
7/1/50  3,360 3,896
Dormitory Auth. of the State of New York, Fordham Univ., 5.00%,
7/1/44  2,055 2,313
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/31 (3) 1,000 1,217
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/33 (3) 1,000 1,213
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (3) 2,000 2,422
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/33  375 441
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/34  325 381
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/35  375 440
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/36  615 721
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 381
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/37  285 334
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 4.00%, 7/1/38  2,000 2,361
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/23 (Prerefunded
1/1/22) (4) 1,250 1,285
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,606
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/45  1,000 1,145

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  3,265 3,717
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/32  1,170 1,445
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 2,457
Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24 (5) 1,160 1,273
Dormitory Auth. of the State of New York, New School, Series A,
5.00%, 7/1/40  1,000 1,155
Dormitory Auth. of the State of New York, New York Univ., Series A,
4.00%, 7/1/41  1,500 1,674
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/38  2,000 2,470
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/39  2,230 2,675
Dormitory Auth. of the State of New York, New York Univ., Series B,
5.00%, 7/1/45  3,000 3,423
Dormitory Auth. of the State of New York, North Shore-Long Island
Jewish Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,259
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/38  500 530
Dormitory Auth. of the State of New York, Pratt Institute, 5.00%,
7/1/46  1,000 1,192
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series A, 5.00%, 7/1/37  1,360 1,430
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series C, 4.00%, 7/1/49  3,500 4,054
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/44  2,310 2,480
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series B, 5.00%, 7/1/30 (Prerefunded 7/1/22) (4) 5 5
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series C, 5.25%, 7/1/25 (5) 2,000 2,381
Dormitory Auth. of the State of New York, Saint John's Univ.,
Unrefunded Balance, Series B, 5.00%, 7/1/30  1,300 1,357
Dormitory Auth. of the State of New York, Saint Joseph's College,
4.00%, 7/1/40  400 449
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/51  740 884
Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/26 (Prerefunded 10/1/21) (4) 1,365 1,387
Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/34  2,800 3,472
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  170 173

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/26  35 36
Dormitory Auth. of the State of New York, State Income Tax,
Series A, 5.00%, 6/15/31  3,805 4,081
Dormitory Auth. of the State of New York, State Univ., 5.00%,
5/15/27  1,000 1,046
Dormitory Auth. of the State of New York, State Univ., 5.00%,
5/15/30  1,500 1,568
Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/42  980 1,197
Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/46  2,020 2,456
Dormitory Auth. of the State of New York, Teachers College,
5.00%, 7/1/42  5,000 5,245
Dormitory Auth. of the State of New York, Teachers College,
Series A, 5.00%, 7/1/31  1,000 1,046
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  2,420 2,865
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47  4,400 5,021
Dormitory Auth. of the State of New York, Touro College & Univ.,
Series A, 5.50%, 1/1/39  65 72
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/31  460 558
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/36  860 1,035
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 229
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 341
East Rochester Housing Auth., Saint John's Healthcare, Series A,
5.00%, 4/20/27  2,260 2,295
Erie County IDA, 5.00%, 5/1/25  4,500 4,698
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,500 565
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  3,700 3,855
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/34
(Prerefunded 10/15/23) (2)(4) 500 558
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/35
(Prerefunded 10/15/23) (2)(4) 500 558
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/36
(Prerefunded 10/15/23) (2)(4) 460 513
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 566
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
2/1/34  350 430

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 337
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 365
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,174
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  1,000 1,098
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/44  1,000 1,093
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  2,800 3,337
Hudson Yards Infrastructure, Unrefunded Balance, Series A,
5.25%, 2/15/47  1,795 1,801
Hudson Yards Infrastructure, Unrefunded Balance, Series A,
5.75%, 2/15/47  3,320 3,333
Long Island Power Auth., Electric, 5.00%, 9/1/35  1,200 1,536
Long Island Power Auth., Electric, 5.00%, 9/1/37  1,190 1,511
Long Island Power Auth., Electric, 5.00%, 9/1/39  2,275 2,878
Long Island Power Auth., Electric, 5.00%, 9/1/42  1,000 1,227
Long Island Power Auth., Electric, 5.00%, 9/1/47  2,500 3,048
Long Island Power Auth., Electric, Zero Coupon, 6/1/21 (2) 1,000 1,000
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  2,675 3,042
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/44  4,000 4,503
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/36  940 1,100
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37  1,100 1,286
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,797
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/45  1,050 1,222
Madison County Capital Resource, Colgate Univ., Series A, 5.00%,
7/1/33 (Prerefunded 7/1/23) (4) 750 826
Madison County Capital Resource, Colgate Univ., Series B, 5.00%,
7/1/43  2,500 2,895
Metropolitan Transportation Auth., Series A, 5.00%, 11/15/38  3,500 3,753
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (2) 3,000 3,700
Metropolitan Transportation Auth., Series C-1, 5.25%, 11/15/56  2,000 2,380
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/35  7,905 9,638
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  3,000 3,685
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.25%,
11/15/56  6,160 7,228
Monroe County, GO, 5.00%, 6/1/28  600 728
Monroe County, GO, 5.00%, 6/1/29  300 363
Monroe County IDC, Rochester General Hosp., Series A, 5.00%,
12/1/37  1,890 2,004
Monroe County IDC, Rochester Regional Health Project, Series A,
4.00%, 12/1/39  1,000 1,169
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/34  1,200 1,560

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/35  500 648
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3) 1,000 1,163
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (3) 1,075 1,242
Monroe County IDC, Univ. of Rochester Project, Series A, 4.00%,
7/1/50  3,950 4,633
Nassau County IDA, Amsterdam at Harborside, Series A, 5.875%,
1/1/23 (6)(7) 147 81
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32 (6)(7) 537 295
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49 (6)(7) 1,406 773
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49 (6)(7) 135 74
Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%,
7/1/20 (6)(7) 17 14
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (6)(7) 581 58
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/30  1,500 1,695
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,354
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,124
Nassau County Local Economic Assistance, South Nassau
Communities Hosp., 5.00%, 7/1/27  2,000 2,080
Nassau County Local Economic Assistance, Winthrop Univ. Hosp.
Assoc., 5.00%, 7/1/42 (Prerefunded 7/1/22) (4) 3,065 3,227
New Rochelle, Iona College, Series A, 5.00%, 7/1/34  400 451
New Rochelle, Iona College, Series A, 5.00%, 7/1/35  425 479
New Rochelle, Iona College, Series A, 5.00%, 7/1/40  1,000 1,119
New Rochelle, Iona College, Series A, 5.00%, 7/1/45  1,250 1,391
New York City, Series A-1, GO, 5.00%, 8/1/35 (Prerefunded
8/1/21) (4) 1,735 1,749
New York City, Series B-1, GO, 5.00%, 12/1/38  1,500 1,831
New York City, Series B-1, GO, 5.00%, 10/1/39  3,650 4,479
New York City, Series F-1, GO, 4.00%, 3/1/47  2,000 2,373
New York City, Series I, GO, VRDN, 0.01%, 4/1/36  1,200 1,200
New York City, Series J, GO, 5.00%, 8/1/33  2,500 2,843
New York City IDA, Yankee Stadium Project, 4.00%, 3/1/45 (2) 2,500 2,922
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/33  4,000 4,208
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  5,000 6,184

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/34  2,000 2,489
New York City Transitional Fin. Auth., Future Tax, Series A-3,
5.00%, 8/1/40  2,660 3,302
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 11/1/40  3,195 3,761
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/38  2,580 2,629
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  4,470 5,458
New York City Transitional Fin. Auth., Future Tax, Series I, 5.00%,
5/1/33  5,110 5,567
New York City Water & Sewer System, Series AA, 4.00%, 6/15/40  2,000 2,385
New York City Water & Sewer System, Series AA-1, 4.00%,
6/15/50  5,000 5,919
New York City Water & Sewer System, Series DD-1, 5.00%,
6/15/49  2,500 3,086
New York City Water & Sewer System, Series FF, 5.00%, 6/15/33  2,360 2,476
New York City Water & Sewer System, Series HH, 5.00%, 6/15/32
(Prerefunded 6/15/21) (4) 1,250 1,252
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,657
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  5,495 6,352
New York Convention Center Dev., Hotel Unit Fee, Series B, 5.00%,
11/15/24  200 226
New York Liberty Dev., 3 World Trade Center, Class 1, 5.00%,
11/15/44 (3) 3,300 3,648
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 1,250 1,411
New York Liberty Dev., 4 World Trade Center, 5.75%, 11/15/51  8,000 8,190
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 2, 2.625%, 9/15/69  1,550 1,600
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  1,625 1,647
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  3,885 5,591
New York State Thruway Auth., Series A, 4.00%, 1/1/51  1,500 1,644
New York State Thruway Auth., Series A, 5.00%, 3/15/33  1,390 1,504
New York State Thruway Auth., Series A, 5.25%, 1/1/56  3,230 3,825
New York State Thruway Auth., Series B, 4.00%, 1/1/45 (2) 2,000 2,345
New York State Thruway Auth., Series B, 4.00%, 1/1/45  1,100 1,279
New York State Thruway Auth., Series J, 5.00%, 1/1/41  2,000 2,228
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/45  3,000 3,544
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/38  3,000 3,519

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 3,250 3,273
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (1) 2,250 2,718
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (1) 2,500 3,154
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (1) 500 596
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (1) 750 940
New York Transportation Dev., JFK Int'l. Airport, Series A, 4.00%,
12/1/42 (1) 500 582
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/34 (1) 1,500 1,929
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/37 (1) 500 638
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/28 (1) 625 698
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/29 (1) 1,785 1,990
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/31 (1) 270 341
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/32 (1) 300 378
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/33 (1) 300 377
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 3,134
Oneida County Local Dev., Mohawk Valley Health System,
Series A, 4.00%, 12/1/49 (2) 2,000 2,253
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/37  175 202
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/38  155 179
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/40  450 517
Onondaga Civic Dev., Upstate Properties Dev., 5.25%, 12/1/41
(Prerefunded 12/1/21) (4) 3,000 3,077
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/47  2,500 2,931
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  2,000 2,271
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (1) 2,050 2,127
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/38 (1) 2,000 2,209
Port Auth. of New York & New Jersey, Series 179, 5.00%, 12/1/38  2,000 2,223
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  1,535 1,862
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1) 2,500 3,074
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48 (1) 2,500 3,006

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 840
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48  1,000 1,224
Saratoga County Water Auth., 4.00%, 9/1/48  2,460 2,706
Schenectady County Capital Resource, Union College, 5.00%,
1/1/40  1,000 1,197
Schenectady County Capital Resource, Union College, 5.00%,
1/1/47  4,460 5,350
Suffolk County, Series A, GO, 5.00%, 2/1/26 (2) 5,000 5,995
Suffolk County Economic Dev., 5.00%, 12/1/34  410 482
Suffolk County Economic Dev., Catholic Health Services of Long
Island, 5.00%, 7/1/28 (Prerefunded 7/1/21) (4) 1,620 1,626
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/40  1,500 1,746
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (3) 1,275 1,316
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series B,
5.00%, 6/1/23  500 516
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series B,
5.00%, 6/1/24  710 733
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series B,
5.00%, 6/1/25  500 516
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series B,
5.00%, 6/1/32  750 772
Triborough Bridge & Tunnel Auth., Series A, 5.00%, 11/15/29  1,545 1,680
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25  1,460 1,561
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/44  2,750 3,185
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/54  2,000 2,345
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  7,060 8,828
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
4.00%, 9/1/40  1,665 1,976
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/38  1,000 1,287
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/39  1,500 1,926
Trust for Cultural Resources of New York City, Carnegie Hall,
5.00%, 12/1/37  275 352
Trust for Cultural Resources of New York City, Carnegie Hall,
5.00%, 12/1/38  250 319
Trust for Cultural Resources of New York City, Carnegie Hall,
5.00%, 12/1/39  220 280
Trust for Cultural Resources of New York City, Wildlife
Conservation Society, Series A, 5.00%, 8/1/38 (Prerefunded
8/1/23) (4) 1,000 1,105

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Utility Debt Securitization Auth., 5.00%, 12/15/33  2,505 2,989
Utility Debt Securitization Auth., Series A, 5.00%, 12/15/34  2,940 3,556
Utility Debt Securitization Auth., Series B, 5.00%, 12/15/34  2,685 3,248
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/34  200 228
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/42  450 507
Westchester County Local Dev., Pace Univ., Series A, 5.00%,
5/1/34  870 949
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  1,130 1,246
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 499
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  1,000 1,151
Western Nassau County Water Auth., Series A, 5.00%, 4/1/40  1,000 1,143
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  420 490
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,537
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  430 490
493,085
PUERTO RICO 2.8%
Puerto Rico Commonwealth, Series A, GO, 5.00%, 7/1/19 (7)(8) 1,000 889
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35 (7)(8) 850 684
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,290 1,534
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (6)(7) 1,805 1,448
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (7)(8) 1,310 1,151
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (7)(8) 905 825
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (7)(8) 30 29
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (7)(8) 20 19
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (7)(8) 160 153
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (7)(8) 45 43
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (7)(8) 55 53
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (7)(8) 220 210

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (7)(8) 75 72
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (7)(8) 90 86
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (7)(8) 10 9
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (7)(8) 810 773
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (7)(8) 185 177
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (7)(8) 55 53
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (7)(8) 50 47
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (7)(8) 20 19
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (7)(8) 55 53
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (7)(8) 45 43
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (7)(8) 15 14
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (7)(8) 25 24
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (7)(8) 20 19
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (7)(8) 175 166
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (7)(8) 50 48
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (7)(8) 20 19
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 1,138
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,693
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  515 405
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,333 972
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  2,000 649
14,517

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  800 806
806
Total Investments in Securities 98.8%
(Cost $474,285) $ 508,408
Other Assets Less Liabilities 1.2% 6,376
Net Assets 100.0% $ 514,784
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$22,133 and represents 4.3% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by National Public Finance Guarantee Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PFA Public Finance Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New York Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New York Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE New York Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F74-054Q1 05/21